Note 7 - Balance Sheet Disclosures - Changes in Loans and Participation Rights (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Balance at Jan 1	€ 12,784	€ 6,235
Addition	0	10,820
Accrued interest	276	435
Repayment	(2,475)	(3,058)
Conversion to equity	(6,800)	(1,648)
Balance at Dec 31	3,785	12,784
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at Jan 1	12,766	6,250
Conversion to equity	(9,661)	(1,648)
Initial recognition	0	10,739
Subsequent measurement	2,936	482
Derecognition	(2,291)	(3,058)
Balance at Dec 31	3,750	12,766
Loan 1 [member]
Statement Line Items [Line Items]
Balance at Jan 1	1,271	0
Addition	0	1,225
Accrued interest	50	46
Repayment	(36)	0
Conversion to equity	0	0
Balance at Dec 31	1,285	1,271
Loan 1 [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at Jan 1	1,271	0
Conversion to equity	0	0
Initial recognition	0	1,225
Subsequent measurement	14	46
Derecognition	0	0
Balance at Dec 31	1,285	1,271
Loan 2 [member]
Statement Line Items [Line Items]
Balance at Jan 1	200	295
Addition	0	0
Accrued interest	0	12
Repayment	(200)	(107)
Conversion to equity	0	0
Balance at Dec 31	0	200
Loan 2 [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at Jan 1	200	295
Conversion to equity	0	0
Initial recognition	0	0
Subsequent measurement	0	12
Derecognition	(200)	(107)
Balance at Dec 31	0	200
Loan 3 [member]
Statement Line Items [Line Items]
Balance at Jan 1	0	2,590
Addition	0	0
Accrued interest	0	277
Repayment	0	(1,219)
Conversion to equity	0	(1,648)
Balance at Dec 31	0	0
Loan 3 [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at Jan 1	0	2,583
Conversion to equity	0	(1,648)
Initial recognition	0	0
Subsequent measurement	0	284
Derecognition	0	(1,219)
Balance at Dec 31	0	0
Subordinated loans [member]
Statement Line Items [Line Items]
Balance at Jan 1	3,131	1,967
Addition	0	2,795
Accrued interest	174	101
Repayment	(805)	(1,731)
Conversion to equity	0	0
Balance at Dec 31	2,500	3,131
Subordinated loans [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at Jan 1	3,062	2,026
Conversion to equity	0	0
Initial recognition	0	2,714
Subsequent measurement	58	53
Derecognition	(655)	(1,731)
Balance at Dec 31	2,465	3,062
Mandatory convertible notes [member]
Statement Line Items [Line Items]
Balance at Jan 1	6,800	0
Addition	0	6,800
Accrued interest	0	0
Repayment	0	0
Conversion to equity	(6,800)	0
Balance at Dec 31	0	6,800
Mandatory convertible notes [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at Jan 1	6,859	0
Conversion to equity	(9,661)	0
Initial recognition	0	6,800
Subsequent measurement	2,802	59
Derecognition	0	0
Balance at Dec 31	0	6,859
Participation rights [member]
Statement Line Items [Line Items]
Balance at Jan 1	1,383	1,383
Addition	0	0
Accrued interest	52	0
Repayment	(1,435)	0
Conversion to equity	0	0
Balance at Dec 31	0	1,383
Participation rights [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at Jan 1	1,374	1,346
Conversion to equity	0	0
Initial recognition	0	0
Subsequent measurement	62	28
Derecognition	(1,436)	0
Balance at Dec 31	€ 0	€ 1,374